PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.5%
Asset-Backed Securities — 10.5%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.969%(c)	04/20/32	1,000	$1,000,683
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35	1,750	1,756,468
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32	500	501,028
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.779%(c)	07/20/34	2,000	2,003,586
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34	500	499,750
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30	1,544	1,545,128
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.744%(c)	06/20/34	3,250	3,251,167
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34	500	500,545
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.039%(c)	07/20/32	2,500	2,502,419
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.816%(c)	04/15/34	2,250	2,245,421
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.639%(c)	10/20/29	279	279,132
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34	500	499,575

Total Asset-Backed Securities (cost $16,494,620)			16,584,902
Commercial Mortgage-Backed Securities — 7.4%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	2,734,595
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	2,000	$1,773,840
Fannie Mae-Aces,
Series 2019-M22, Class A2
2.522%	08/25/29	1,782	1,600,283
Series 2022-M03, Class A2
1.707%(cc)	11/25/31	4,000	3,247,098
Series 2022-M13, Class A2
2.593%(cc)	06/25/32	2,000	1,716,332
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0151, Class A3
3.511%	04/25/30	400	374,928
Series K0152, Class A2
3.080%	01/25/31	140	127,226

Total Commercial Mortgage-Backed Securities (cost $12,718,811)			11,574,302
Corporate Bonds — 0.6%
Diversified Financial Services — 0.5%
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	780,788
Multi-National — 0.1%
International Bank for Reconstruction & Development (Supranational Bank),
Unsec’d. Notes, MTN
4.472%(s)	09/17/30	235	171,860

Total Corporate Bonds (cost $1,060,256)			952,648
Residential Mortgage-Backed Security — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	148	140,973
(cost $154,613)
U.S. Government Agency Obligations — 50.3%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	56,225
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35	45	30,383
Federal Farm Credit Bank
1.230%	07/29/30	185	149,722
1.240%	08/11/31	75	58,588
1.670%	03/03/31	85	69,478
1.730%	09/22/31	115	92,898
1.770%	02/04/31	125	102,617
2.040%	03/19/40	240	154,226
2.150%	12/01/31	1,110	920,087
2.170%	10/29/29	70	61,044
2.200%	12/09/31	355	299,544
2.350%	03/10/36	115	85,842
2.460%	02/05/35	90	70,146
2.490%	05/19/36	140	107,337
2.750%	02/02/37	100	76,556
3.300%	03/23/32	112	100,813
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.480%	06/27/42	500	$485,317
Federal Home Loan Bank
1.000%(cc)	05/27/31	200	173,735
1.150%(cc)	02/10/31	100	80,605
1.240%	08/19/30	50	40,417
1.250%	12/30/30	140	111,832
1.410%	10/14/32	150	113,996
1.500%(cc)	05/27/31	100	86,764
1.500%	09/30/33	115	84,820
1.750%	06/20/31	90	73,048
1.790%	12/21/35	185	131,545
2.000%(cc)	05/27/31	100	87,306
2.050%	05/12/31	105	87,258
2.050%	03/19/35	153	113,897
2.090%	02/22/36	110	79,414
4.250%	09/10/32	210	205,403
5.500%	07/15/36	885	970,770
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	400	301,459
2.000%	01/01/32	95	87,651
2.000%	12/01/50	1,651	1,313,220
2.500%	03/01/30	142	133,865
2.500%	11/01/46	236	202,238
2.500%	04/01/51	2,402	1,996,537
3.000%	06/01/29	101	96,702
3.000%	01/01/37	236	216,994
3.000%	06/01/45	88	79,097
3.000%	01/01/48	195	171,548
3.000%	10/01/49	67	58,242
3.000%	04/01/52	473	407,825
3.000%	05/01/52	715	615,665
3.000%	06/01/52	458	394,607
3.500%	12/01/32	195	187,638
3.500%	07/01/42	217	199,886
3.500%	10/01/42	332	304,576
3.500%	08/01/43	410	376,815
3.500%	09/01/45	135	123,254
3.500%	10/01/45	122	111,572
3.500%	02/01/47	159	145,331
3.500%	07/01/47	245	224,187
3.500%	03/01/48	339	309,161
3.500%	02/01/52	879	788,068
4.000%	06/01/26	6	5,838
4.000%	09/01/26	23	22,540
4.000%	11/01/37	498	482,625
4.000%	09/01/40	110	104,412
4.000%	12/01/40	115	109,141
4.000%	12/01/40	137	130,381
4.000%	11/01/43	243	230,464
4.000%	09/01/48	5	4,910
4.000%	05/01/52	454	421,413
4.500%	09/01/39	413	405,075
4.500%	08/01/48	117	113,284
4.500%	08/01/52	497	473,473
5.000%	06/01/33	111	111,568
5.000%	05/01/34	54	53,255
5.000%	09/01/52	917	895,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	05/01/37	21	$21,120
5.500%	02/01/38	68	69,847
5.500%	05/01/38	29	29,490
5.500%	10/01/52	1,152	1,148,383
6.000%	09/01/34	36	36,830
6.000%	01/01/37	17	17,083
6.000%	09/01/38	20	21,188
6.000%	08/01/39	23	24,174
6.250%	07/15/32	315	358,155
6.500%	09/01/32	10	10,385
6.750%	03/15/31	190	217,582
Federal Home Loan Mortgage Corp., MTN
1.220%	08/19/30	95	76,882
1.899%(s)	11/15/38	425	209,540
Federal National Mortgage Assoc.
0.875%	08/05/30	75	60,801
1.500%	11/01/50	1,236	933,086
1.500%	12/01/50	787	593,195
2.000%	08/01/31	97	89,341
2.000%	05/01/36	689	612,128
2.000%	06/01/40	294	249,503
2.000%	07/01/40	313	264,960
2.000%	02/01/41	597	504,179
2.000%	05/01/41	1,727	1,457,385
2.000%	09/01/50	2,229	1,777,446
2.000%	10/01/50	1,441	1,148,118
2.000%	12/01/50	366	291,512
2.000%	02/01/51(k)	3,267	2,602,626
2.500%	TBA(tt)	500	413,230
2.500%	06/01/28	428	408,526
2.500%	05/01/41	908	780,950
2.500%	02/01/43	85	73,000
2.500%	12/01/46	305	260,950
2.500%	01/01/50	621	517,998
2.500%	03/01/50	196	163,463
2.500%	05/01/50	778	649,501
2.500%	08/01/50	1,938	1,614,224
2.500%	09/01/50	1,343	1,139,343
2.500%	10/01/50	2,169	1,806,837
2.500%	04/01/51	476	395,669
2.500%	04/01/51	967	814,805
2.500%	05/01/52	870	729,470
3.000%	02/01/31	194	184,258
3.000%	11/01/36	179	164,195
3.000%	03/01/43	312	278,276
3.000%	07/01/43	396	353,645
3.000%	07/01/43	535	477,277
3.000%	09/01/46	276	242,934
3.000%	11/01/46	127	111,410
3.000%	11/01/46	166	146,371
3.000%	11/01/46	707	622,963
3.000%	12/01/47	377	333,456
3.000%	02/01/50	157	137,012
3.000%	06/01/50	272	236,865
3.000%	11/01/51	843	728,081
3.000%	02/01/52	518	446,084
3.000%	04/01/52	873	763,618

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	04/01/52	894	$772,697
3.000%	04/01/52	898	773,334
3.500%	07/01/31	238	230,296
3.500%	02/01/33	47	45,286
3.500%	06/01/39	113	105,370
3.500%	04/01/42	186	171,192
3.500%	06/01/42	283	260,661
3.500%	07/01/42	141	130,017
3.500%	07/01/42	376	345,552
3.500%	06/01/45	479	437,422
3.500%	07/01/46	150	136,435
3.500%	12/01/46	150	136,543
3.500%	12/01/46	353	325,237
3.500%	11/01/48	257	234,500
4.000%	07/01/37	315	304,752
4.000%	09/01/40	426	404,231
4.000%	06/01/42	281	265,833
4.000%	09/01/44	174	164,398
4.000%	09/01/44	312	295,975
4.000%	04/01/45	162	153,499
4.000%	07/01/45	111	105,650
4.000%	10/01/45	198	187,739
4.000%	10/01/46	61	58,234
4.000%	02/01/47	54	50,908
4.000%	06/01/47	97	91,042
4.000%	07/01/47	100	94,689
4.000%	10/01/47	315	296,222
4.000%	11/01/47	79	74,810
4.000%	11/01/47	110	104,687
4.000%	05/01/52	897	832,261
4.500%	05/01/40	432	420,153
4.500%	04/01/42	246	241,180
4.500%	07/01/52	923	879,165
4.500%	01/01/53	407	387,872
5.000%	12/01/31	19	18,307
5.000%	03/01/34	120	120,161
5.000%	06/01/35	51	51,459
5.000%	07/01/35	27	27,625
5.000%	05/01/36	35	35,479
5.000%	07/01/52	446	435,288
5.000%	08/01/52	572	558,515
5.500%	02/01/34	75	76,978
5.500%	09/01/34	80	81,831
5.500%	02/01/35	95	96,592
5.500%	06/01/35	29	29,056
5.500%	06/01/35	47	47,618
5.500%	09/01/35	26	25,871
5.500%	09/01/35	58	58,835
5.500%	10/01/35	92	93,724
5.500%	11/01/35	36	36,283
5.500%	11/01/35	47	47,775
5.500%	11/01/35	176	180,008
6.000%	12/01/33	8	7,638
6.000%	02/01/34	42	43,456
6.000%	08/01/34	—(r)	170
6.000%	11/01/34	—(r)	207
6.000%	01/01/36	48	49,327
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	05/01/38	17	$17,303
6.500%	07/01/32	69	71,878
6.500%	08/01/32	23	23,298
6.500%	10/01/32	82	85,224
6.500%	10/01/37	70	73,080
6.625%	11/15/30	2,535	2,865,504
7.000%	12/01/31	17	17,763
7.000%	01/01/36	10	10,698
8.000%	09/01/24	—(r)	75
8.000%	11/01/24	—(r)	163
9.000%	02/01/25	—(r)	356
9.000%	04/01/25	—(r)	154
4.336%(s)	03/17/31	315	229,036
Freddie Mac Coupon Strips, Notes
5.245%(s)	03/15/31	105	74,659
Freddie Mac Strips
5.078%(s)	07/15/32	330	225,452
Government National Mortgage Assoc.
2.000%	09/20/51	287	235,389
2.000%	10/20/51	1,412	1,156,710
2.500%	12/20/46	79	68,499
2.500%	05/20/51	898	765,533
2.500%	08/20/51	1,350	1,150,312
3.000%	03/15/45	342	304,144
3.000%	07/20/46	316	282,795
3.000%	09/20/46	341	304,459
3.000%	10/20/46	86	76,775
3.000%	04/20/47	401	358,742
3.000%	12/20/48	263	234,565
3.000%	04/20/49	243	216,477
3.000%	07/20/49	62	55,560
3.000%	12/20/49	266	236,507
3.000%	09/20/51	931	822,153
3.500%	01/20/43	382	354,464
3.500%	04/20/43	180	167,123
3.500%	03/20/45	222	205,569
3.500%	04/20/45	179	165,787
3.500%	04/20/46	299	275,877
3.500%	07/20/46	435	401,854
3.500%	07/20/48	353	325,056
3.500%	11/20/48	93	85,712
3.500%	01/20/49	164	150,709
3.500%	05/20/49	305	280,427
4.000%	06/15/40	57	54,023
4.000%	08/20/46	180	170,881
4.000%	11/20/46	110	105,055
4.000%	09/20/47	143	135,566
4.000%	06/20/48	220	207,395
4.000%	02/20/49	194	183,957
4.500%	02/20/41	173	170,111
4.500%	03/20/41	145	143,209
4.500%	06/20/44	112	109,735
4.500%	09/20/46	127	122,541
4.500%	11/20/46	220	216,356
4.500%	01/20/47	28	28,002
4.500%	05/20/52	476	458,173
5.000%	07/15/33	53	53,417

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	09/15/33	95	$94,012
5.000%	04/15/34	29	30,318
5.000%	10/20/48	41	40,517
5.500%	03/15/34	100	102,643
5.500%	03/15/36	29	29,651
6.500%	07/15/32	7	7,087
6.500%	08/15/32	1	1,261
6.500%	08/15/32	2	2,572
6.500%	08/15/32	7	6,736
6.500%	08/15/32	38	39,173
7.000%	05/15/24	—(r)	84
7.000%	08/15/28	10	9,711
7.500%	12/15/25	7	6,816
7.500%	02/15/26	2	1,720
8.500%	09/15/24	2	1,915
8.500%	04/15/25	—(r)	119
Resolution Funding Corp. Interest Strips
3.230%(s)	01/15/30	450	344,255
3.555%(s)	04/15/30	675	510,107
Resolution Funding Corp. Principal Strips
3.277%(s)	04/15/30	2,465	1,870,032
3.672%(s)	01/15/30	2,390	1,835,073
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	309,999
1.500%	09/15/31	500	405,716
2.875%	02/01/27	175	167,542
5.880%	04/01/36	230	255,966
6.750%	11/01/25	510	524,073
7.125%	05/01/30	530	607,436

Total U.S. Government Agency Obligations (cost $88,182,436)			78,970,046
U.S. Treasury Obligations — 30.6%
U.S. Treasury Bonds
1.375%	11/15/40	4,940	3,177,809
2.000%	11/15/41	625	438,477
2.000%	02/15/50	185	115,914
2.250%	05/15/41(k)	5,845	4,319,820
2.250%	08/15/49	385	256,747
2.375%	02/15/42	245	182,295
2.375%	05/15/51	715	485,753
2.875%	05/15/43(k)	1,515	1,203,715
3.000%	02/15/49	5,055	3,941,320
3.375%	11/15/48	2,870	2,398,692
3.625%	08/15/43	45	40,036
3.625%	02/15/53	310	272,364
4.000%	11/15/42	80	75,387
U.S. Treasury Notes
0.375%	04/30/25	1,000	951,758
3.500%	02/15/33	830	786,425
3.750%	06/30/30	4,365	4,250,760
4.000%	12/15/25	1,895	1,871,831
4.000%	02/15/34	1,355	1,332,981
4.250%	02/28/29	950	951,559
4.250%	02/28/31	1,500	1,503,047
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42	60	25,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.463%(s)	11/15/42	155	$65,276
1.982%(s)	08/15/39	1,025	512,860
2.010%(s)	08/15/30	941	717,145
2.024%(s)	02/15/39	630	324,302
2.208%(s)	05/15/39	455	230,717
2.353%(s)	02/15/44	440	174,728
2.365%(s)	05/15/44	2,790	1,096,819
2.402%(s)	05/15/41	1,995	906,011
2.415%(s)	11/15/40	525	244,597
2.434%(s)	11/15/45	345	127,003
2.436%(s)	02/15/46	390	142,091
2.443%(s)	08/15/44	210	81,802
2.452%(s)	08/15/43	1,145	466,453
2.486%(s)	02/15/45	150	57,053
2.510%(s)	11/15/43	4,165	1,674,460
2.513%(s)	08/15/41	2,740	1,227,327
2.857%(s)	05/15/31	33	24,396
3.336%(s)	08/15/40	895	422,503
3.387%(s)	05/15/42	135	58,219
3.870%(s)	02/15/41	730	335,886
3.914%(s)	11/15/41	5,150	2,276,260
3.995%(s)	02/15/42	4,020	1,755,138
4.608%(s)	11/15/48	25	8,112
4.652%(s)	05/15/49	2,100	670,441
4.924%(s)	02/15/49	75	24,188
5.335%(s)	02/15/40	4,070	1,981,104
5.345%(s)	05/15/40	7,960	3,818,312

Total U.S. Treasury Obligations (cost $54,123,029)			48,005,470

Total Long-Term Investments (cost $172,733,765)			156,228,341

	Shares
Short-Term Investment — 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $933,234)(wb)	933,234	933,234

TOTAL INVESTMENTS—100.1% (cost $173,666,999)		157,161,575

Liabilities in excess of other assets(z) — (0.1)%		(152,507)

Net Assets — 100.0%		$157,009,068

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corporation

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PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $500,000 is 0.3% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,724,063)	3.000%	TBA	05/13/24	$(2,000)		$(1,722,297)

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	3 Month CME SOFR	Sep. 2024	$8,300,688	$(39,876)
82	2 Year U.S. Treasury Notes	Jun. 2024	16,767,719	(23,390)
203	5 Year U.S. Treasury Notes	Jun. 2024	21,724,173	14,601
19	10 Year U.S. Treasury Notes	Jun. 2024	2,105,141	5,135
16	10 Year U.S. Ultra Treasury Notes	Jun. 2024	1,833,750	14,884
8	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	1,032,000	22,136
				(6,510)
Short Position:
312	20 Year U.S. Treasury Bonds	Jun. 2024	37,576,500	(737,960)
				$(744,470)
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,908	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	$—	$(2,901)	$(2,901)
2,332	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	268	268
				$—	$(2,633)	$(2,633)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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